Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ 61,137	$ 48,833	$ 58,646
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,815	4,540	4,114
Amortization of right-of-use asset	6,645	6,895	6,672
Net gain on sale of other real estate owned	(40)	(75)	(355)
Writedown of other real estate owned	547	350	143
Net gain on securities transactions	0	(1,383)	0
Provision for credit losses	1,600	2,000	1,250
Deferred tax expense	4,134	1,986	2,156
Net amortization of securities	884	1,137	1,734
Stock based compensation expense	1,270	720	103
Net loss (gain) on sale of bank premises and equipment	125	(144)	101
(Increase) Decrease in taxes receivable	(3,873)	6,351	(79)
(Increase) Decrease in interest receivable	(635)	489	(2,192)
(Decrease) Increase in interest payable	(171)	204	3,010
Increase in other assets	(7,162)	(6,341)	(5,588)
Decrease in operating lease liabilities	(7,424)	(7,292)	(6,996)
(Decrease) Increase in accrued expenses and other liabilities	(4,249)	1,172	1,410
Total adjustments	(3,534)	10,609	5,483
Net cash provided by operating activities	57,603	59,442	64,129
Cash flows from investing activities:
Proceeds from paydowns and calls of securities available for sale	86,019	68,119	53,503
Purchases of securities available for sale	(96,113)	(42,773)	(19,678)
Proceeds from maturities of securities available for sale	70,059	70,608	5,008
Proceeds from paydowns of held to maturity securities	993	1,052	1,199
Purchases of Federal Reserve Bank and Federal Home Loan Bank stock	(94)	(304)	(406)
Net increase in loans	(154,203)	(97,989)	(269,952)
Proceeds from sale of securities transactions	0	1,383	0
Proceeds from dispositions of other real estate owned	531	325	2,399
Proceeds from dispositions of bank premises and equipment	0	713	0
Purchases of bank premises and equipment	(11,865)	(4,884)	(5,666)
Net cash used in investing activities	(104,673)	(3,750)	(233,593)
Cash flows from financing activities:
Net change in deposits	166,434	40,206	157,967
Net change in short-term borrowings	35,273	(4,209)	(33,710)
Proceeds from exercise of stock options and related tax benefits	24	95	0
Stock based award tax withholding payments	(292)	(193)	0
Purchases of treasury stock	(38,134)	(374)	0
Dividends paid	(27,620)	(27,409)	(27,388)
Net cash provided by financing activities	135,685	8,116	96,869
Net (decrease) increase in cash and cash equivalents	88,615	63,808	(72,595)
Cash and cash equivalents at beginning of period	641,812	578,004	650,599
Cash and cash equivalents at end of period	730,427	641,812	578,004
Cash paid during the year for:
Interest paid	90,614	91,173	51,351
Income taxes paid	19,078	9,152	19,064
Non cash investing and financing activites:
Transfer of loans to real estate owned	258	2,580	320
Change in dividends payable	24	(10)	20
Change in unrealized gain on securities available for sale - gross of deferred taxes	13,049	2,946	11,293
Change in deferred tax effect on unrealized gain on securities available for sale, net of reclassification adjustment	(3,391)	(760)	(2,921)
Amortization of net actuarial gain and prior service credit on pension and post retirement plans, gross of deferred taxes	(1,985)	(811)	(410)
Change in deferred tax effect of amortization of net actuarial gain and prior service credit on pension and post retirement plans	516	211	107
Change in overfunded portion of pension and post retirement benefit plans (ASC 715) - gross of deferred taxes	7,695	10,524	7,955
Deferred tax effect of change in overfunded portion of pension and post retirement benefit plans (ASC 715)	$ (1,999)	$ (2,734)	$ (2,067)